Other financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Other financial assets
Schedule of other financial assets
	December 31, 2022		December 31, 2021
(€ million)	Current	Non-current	Current	Non-current
Long-term financing receivables held for operating purposes	11	1,911	17	1,832
Short-term financing receivables held for operating purposes	8		39
	19	1,911	56	1,832
Financing receivables held for non-operating purposes	1,485		4,252
	1,504	1,911	4,308	1,832
Securities held for operating purposes		56		53
	1,504	1,967	4,308	1,885

Schedule of financial receivables net of allowance for doubtful accounts
(€ million)	2022	2021
Carrying amount at the beginning of the year	403	352
Additions	13	41
Deductions	(43)	(15)
Currency translation differences	21	25
Other changes	(3)
Carrying amount at the end of the year	391	403

Schedule of securities per issuing entity
	Amortized cost (€ million)	Nominal value (€ million)	Fair Value (€ million)	Nominal rate of return (%)	Maturity date	Rating - Moody's	Rating - S&P
Sovereign states
Fixed rate bonds
Italy	20	20	18	from 0.00 to 2.65	from 2022 to 2031	Baa3	BBB
Others (*)	24	25	23	from 0.00 to 0.20	from 2023 to 2026	from Aa1 to Baa1	from AA+ to A-
Floating rate bonds
Italy	12	12	12	from 1.51 to 2.96	from 2024 to 2026	Baa3	BBB
Total sovereign states	56	57	53

(*) Amounts included herein are lower than €10 million.